General and Administrative Expenses (Tables)	9 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [Abstract]
Schedule of general and administrative expense [Table Text Block]
	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
	$	$	$	$
Management fees, salaries and wages	767	913	2,500	2,321
Marketing	519	319	1,465	957
Office, administration, and regulatory	1,571	1,296	3,651	3,533
Professional fees, advisory, and consulting	1,707	1,170	3,772	3,217
Total	4,564	3,698	11,388	10,028